ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advances from students		11,850	13,804
Accrued expenses		22,815	13,730
Accrued professional fees		456	1,168
Accrued employee payroll and welfare benefits		74,246	67,979
Tuition fees payable to universities		17,877	10,324
Other payables		10,253	6,553
Accrued expenses and other current liabilities	$ 22,713	137,497	113,558